UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Goldman Sachs Mid Cap Value Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Representing the U.S. equity market, the S&P 500 Index gave back 0.25% in December 2014, but finished the fourth calendar quarter up 4.93% and gained 13.69% during the 12-month period ending December 31, 2014as a whole, as it posted its third consecutive year of broad double-digit gains.

Diverging global economies, strong merger and acquisition activity, weakening oil prices and declining U.S. interest rates were major themes affecting U.S. equities throughout 2014. The U.S. economic recovery accelerated through the 12-month period ending December 31, 2014, particularly compared to other major developed markets, which helped fuel U.S. corporate earnings growth and strong U.S. equity returns. Furthermore, the decline in unemployment to 5.8% and lower energy prices gave new hope to the potential for a broader consumer recovery. U.S. equity market volatility picked up during the second half of 2014 from exceptionally low levels mid-year, but the S&P 500 Index had no more than three consecutive down days during 2014, a feat not seen since 1928.

For the 12-month period ending December 31, 2014overall, nine of the ten sectors within the S&P 500® Index were up. Merger and acquisition activity rose to its highest annual level since 2007 largely due to transactions within the information technology and health care sectors, which handily outperformed the broader market. The top-weighted information technology sector was also the largest positive contributor (weight times performance) to S&P 500® Index returns. Given the unexpected decline in U.S. interest rates, real estate investment trusts (“REITs”) and the utilities sector also outperformed the broader market during the Reporting Period. Conversely, the energy sector underperformed most during 2014, as concerns over rising U.S. supply and weakening global demand triggered a collapse in U.S. and global crude oil prices. Telecommunication services also performed poorly during the year as aggressive competition, including price wars aimed at luring customers, and market saturation put growth pressures on the sector, especially on the wireless side.

All segments of the U.S. equity market advanced during the 12-month period ending December 31, 2014, with large-cap and mid-cap stocks, as measured by the Russell 1000® Index and the Russell Midcap® Index, respectively, gaining most and almost exactly in line with each other. Following at some distance were small-cap stocks, as measured by the Russell 2000® Index. Large-cap stocks were most successful relative to small-caps in the information technology sector. From a style perspective, value-oriented stocks outpaced growth-oriented stocks in the large-cap and mid-cap segments of the U.S. equity market, but growth-oriented stocks outperformed value-oriented stocks in the small-cap segment of the U.S. equity market. (All as measured by the Russell Investments indices.)

The Great West Goldman Sachs Mid Cap Value Fund (Initial Share class) was up 16.10% in 2014, outperforming its benchmark, Russell Midcap® Value Index, which returned 14.75%

Returns to the investment themes were positive overall. Quality contributed most positively to relative performance, followed by Valuation and Sentiment. Conversely, Momentum, Profitability and Management detracted from excess returns. Among sectors, stock selection was positive overall. Holdings in the information technology and industrials sectors outpaced their peers in the benchmark most. Meanwhile, stock picks in the Materials and Utilities sectors lagged the most.

On an individual stock level, overweight positions in Southwest Airlines Co (average portfolio weight of 1.10%), Electronic Arts Inc (0.64%) and Delta Air Lines Inc (0.58%) were among the biggest positive contributors to excess returns. Conversely, overweight positions in GameStop Corp (average portfolio weight of 0.83%), Realogy Holdings Corp (0.38%) and Herbalife Ltd (0.38%) detracted most from relative performance.

We continuously look for ways to improve our investment process. In the first quarter of 2014, we implemented an enhancement to our U.S. investment model within the small-capitalization segment of the market. Based on our research, we have adjusted our model to place more weight on fundamental factors, such as attractive valuations and high quality earnings, compared to the large- and mid-capitalization segments of the market. Our research found that behavioral factors, such as positive sentiment and exposure to global themes and trends, allow us to seek more dynamic returns within more liquid segments of the market, including large-and mid-capitalization stocks. Additionally, we made refinements to our transaction cost model, an important component of our portfolio construction process for all regions.

In the second quarter of 2014, we enhanced our Sentiment theme in the U.S., Europe and emerging markets, and global linkages theme in the U.S. and Europe, utilizing natural language processing to analyze thousands of earnings call transcripts and sell-side analyst reports. We read through the entirety of each company’s latest earnings call transcript, identifying key words and phrases that capture the underlying tone of the management team. This provides a better insight into management’s perception of their company. We also enhanced our ability to identify groups of related companies within our global linkages theme. We read through hundreds of research analyst reports daily to identify groups of companies related to common trending topics in the market.

We made no significant changes to our quantitative models during the third quarter of 2014. In the fourth quarter of 2014, we made a number of enhancements across a variety of themes. We enhanced our sector-specific Valuation theme in all regions by introducing a signal that evaluates the reserves of energy companies. As energy reserves are not capitalized on the balance sheet, reserve-based valuation metrics may provide a more accurate picture of the intrinsic value of an energy company.

We enhanced our Sentiment theme in all regions by introducing a signal that analyzes short selling of stocks in order to gain a more comprehensive understanding of investor conviction of future price declines. We analyze more than 9,000 stocks on a daily basis to identify companies with large, “fresh” short positions, which may indicate negative return expectations.

We enhanced our Momentum theme in developed markets, except for Europe, by evaluating price pressures created through consistent trade imbalances between buyers and sellers. In certain instances, traders may push prices as they engage in end-of-day hedging, inventory management and index trading. Persistent instances of these events can create buying and selling opportunities should stock prices revert to long-term views.

We strongly believe that investors will use fundamentally-based criteria to form their portfolios. That is, investors will choose to overweight those stocks with less expensive valuations, higher quality earnings, and higher profitability. We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can provide strong, uncorrelated returns over the long-term. Our research agenda is robust and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution in order to provide the most value possible to our clients.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Russell MidCap Value Index
	10,000.00	10,000.00
2008*	6,350.00	6,116.00
2009	8,208.65	8,208.28
2010	10,054.43	10,239.83
2011	10,146.93	10,098.52
2012	11,716.66	11,967.76
2013	15,660.24	15,971.95
2014	18,182.16	18,327.78

*For the period from May 15, 2008 through December 31, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception*
Initial Class	16.10%	17.24%	9.38%

*Since inception on May 15, 2008.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Financial	31.30%
Consumer, Non-cyclical	14.39
Consumer, Cyclical	11.94
Utilities	10.89
Technology	9.80
Industrial	6.75
Basic Materials	5.07
Energy	4.09
Communications	3.90
Short Term Investments	1.87
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 – 12/31/14)

Actual	$1,000.00	$1,053.40	$6.47

Hypothetical (5% return before expenses)	$1,000.00	$1,018.91	$6.36

*Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 5.14%
400,794	Alcoa Inc	$6,328,537
48,357	Eastman Chemical Co	3,668,362
139,923	International Paper Co	7,497,074
103,747	Newmont Mining Corp	1,960,818
36,065	Nucor Corp	1,768,988
11,095	PolyOne Corp	420,612
12,227	Sherwin-Williams Co	3,216,190
146,544	United States Steel Corp	3,918,587

		28,779,168

Communications — 3.95%
10,307	DISH Network Corp Class A (a)	751,277
26,060	EchoStar Corp Class A (a)	1,368,150
25,902	Interpublic Group of Cos Inc	537,985
187,931	Liberty Interactive Corp Class A (a)	5,528,930
238,108	Polycom Inc (a)	3,214,458
273,925	Symantec Corp	7,027,546
449,774	Windstream Holdings Inc (b)	3,706,138

		22,134,484

Consumer, Cyclical — 12.11%
64,717	Alaska Air Group Inc	3,867,488
78,058	Bed Bath & Beyond Inc (a)	5,945,678
81,837	Best Buy Co Inc	3,190,006
74,200	Brinker International Inc	4,354,798
3,051	Copa Holdings SA Class A	316,206
25,165	Dick’s Sporting Goods Inc	1,249,442
74,736	Dollar General Corp (a)	5,283,835
71,514	DR Horton Inc	1,808,589
64,641	Foot Locker Inc	3,631,532
98,933	GameStop Corp Class A (b)	3,343,936
27,131	Gaming & Leisure Properties Inc REIT	796,024
68,227	Gap Inc	2,873,039
46,476	Harley-Davidson Inc	3,063,233
14,328	Lear Corp	1,405,290
30,351	Mohawk Industries Inc (a)	4,715,331
140,245	Newell Rubbermaid Inc	5,341,932
758	NVR Inc (a)	966,700
51,130	PetSmart Inc	4,156,613
125,055	PulteGroup Inc	2,683,680
47,358	Royal Caribbean Cruises Ltd	3,903,720
116,073	Southwest Airlines Co	4,912,209

		67,809,281

Consumer, Non-cyclical — 14.59%
35,265	ADT Corp (b)	1,277,651
13,852	Alere Inc (a)	526,376
42,517	Alkermes PLC (a)	2,489,796
46,564	AmerisourceBergen Corp	4,198,210
545,308	Boston Scientific Corp (a)	7,225,331
102,407	Cardinal Health Inc	8,267,317
9,154	Catamaran Corp (a)	473,720
57,138	Cigna Corp	5,880,072
63,362	Cintas Corp	4,970,115

Shares		Fair Value

Consumer, Non-cyclical — (continued)
173,281	ConAgra Foods Inc	$6,286,635
25,280	CR Bard Inc	4,212,154
25,057	Health Net Inc (a)	1,341,301
13,585	Herbalife Ltd (b)	512,155
93,301	Hologic Inc (a)	2,494,869
63,414	Hormel Foods Corp	3,303,869
87,540	Hospira Inc (a)	5,361,825
26,327	Humana Inc	3,781,347
6,685	ManpowerGroup Inc	455,716
18,675	Pharmacyclics Inc (a)	2,283,205
48,293	Pilgrim’s Pride Corp (a)(b)	1,583,527
116,686	Seattle Genetics Inc (a)	3,749,121
83,097	St Jude Medical Inc	5,403,798
26,534	United Therapeutics Corp (a)	3,435,888
19,422	Zimmer Holdings Inc	2,202,843

		81,716,841

Energy — 4.14%
219,734	Chesapeake Energy Corp	4,300,194
24,286	CVR Energy Inc	940,111
11,645	Ensco PLC Class A	348,768
9,992	Helmerich & Payne Inc	673,661
136,023	HollyFrontier Corp	5,098,142
18,315	Newfield Exploration Co (a)	496,703
68,029	ONEOK Inc	3,387,164
70,231	PBF Energy Inc Class A	1,870,954
72,524	Superior Energy Services Inc	1,461,358
62,169	Tesoro Corp	4,622,265

		23,199,320

Financial — 31.74%
21,857	Affiliated Managers Group Inc (a)	4,638,930
133,055	Allied World Assurance Co Holdings AG	5,045,446
5,421	American Financial Group Inc	329,163
55,217	Ameriprise Financial Inc	7,302,448
128,230	Apartment Investment & Management Co REIT Class A	4,763,745
111,722	Aspen Insurance Holdings Ltd	4,890,072
76,168	Assurant Inc	5,212,176
74,901	Assured Guaranty Ltd	1,946,677
105,787	Axis Capital Holdings Ltd	5,404,658
7,015	Camden Property Trust REIT	517,988
252,634	CBL & Associates Properties Inc REIT	4,906,152
13,248	Comerica Inc	620,536
12,930	Digital Realty Trust Inc REIT	857,259
72,417	E*TRADE Financial Corp (a)	1,756,474
80,202	Endurance Specialty Holdings Ltd	4,799,288
14,452	Equity Commonwealth REIT	370,983
87,984	Equity LifeStyle Properties Inc REIT	4,535,575
71,297	Extra Space Storage Inc REIT	4,180,856
375,821	First Horizon National Corp	5,103,649
39,452	Genworth Financial Inc Class A (a)	335,342
14,207	HCC Insurance Holdings Inc	760,359
75,399	Home Properties Inc REIT	4,946,174
163,956	Hospitality Properties Trust REIT	5,082,636

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
318,498	Host Hotels & Resorts Inc REIT	$7,570,697
22,770	Invesco Ltd	899,870
205,747	KeyCorp	2,859,883
32,603	LaSalle Hotel Properties REIT	1,319,443
38,773	Lincoln National Corp	2,236,039
18,455	Macerich Co REIT	1,539,332
13,689	Mack-Cali Realty Corp REIT	260,912
46,795	Mid-America Apartment Communities Inc REIT	3,494,651
113,963	NASDAQ OMX Group Inc	5,465,666
249,571	Navient Corp	5,393,229
94,813	PacWest Bancorp	4,310,199
270,061	Progressive Corp	7,288,946
191,176	Prologis Inc REIT	8,226,303
88,109	Raymond James Financial Inc	5,047,765
58,894	Reinsurance Group of America Inc	5,160,292
12,088	Santander Consumer USA Holdings Inc	237,046
225,161	Senior Housing Properties Trust REIT	4,978,310
201,672	SunTrust Banks Inc	8,450,057
33,305	Torchmark Corp	1,804,132
17,608	Umpqua Holdings Corp	299,512
129,682	Voya Financial Inc	5,495,923
282,406	Washington Prime Group Inc REIT	4,863,031
145,090	Weingarten Realty Investors REIT	5,066,543
42,397	WR Berkley Corp	2,173,270
144,337	XL Group PLC	4,960,863

		177,708,500

Industrial — 6.85%
7,278	Acuity Brands Inc	1,019,429
87,216	AECOM Technology Corp (a)	2,648,750
388,404	Flextronics International Ltd (a)	4,342,357
46,011	Hubbell Inc Class B	4,915,355
94,174	Rock-Tenn Co Class A	5,742,731
39,517	Rockwell Automation Inc	4,394,290
17,389	Ryder System Inc	1,614,569
53,473	SPX Corp	4,594,400
70,627	Stanley Black & Decker Inc	6,785,842
32,791	Timken Steel Corp	1,214,251
24,457	Tyco International PLC	1,072,684

		38,344,658

Technology — 9.94%
65,053	Advent Software Inc	1,993,224
116,258	Broadcom Corp Class A	5,037,459
372,871	Brocade Communications Systems Inc	4,414,793
197,660	CA Inc	6,018,747
42,817	Citrix Systems Inc (a)	2,731,725
16,147	Computer Sciences Corp	1,018,068
4,596	DST Systems Inc	432,713
52,370	Fiserv Inc (a)	3,716,699
2,177	IHS Inc Class A (a)	247,917
113,822	Marvell Technology Group Ltd	1,650,419

Shares		Fair Value

Technology — (continued)
16,791	Maxim Integrated Products Inc	$535,129
140,949	NetApp Inc	5,842,336
26,235	Nuance Communications Inc (a)	374,374
98,642	NVIDIA Corp	1,977,772
51,660	Seagate Technology PLC	3,435,390
80,459	Western Digital Corp	8,906,811
526,593	Xerox Corp	7,298,579

		55,632,155

Utilities — 11.04%
405,710	AES Corp	5,586,627
32,866	AGL Resources Inc	1,791,526
26,206	Ameren Corp	1,208,883
25,580	Atmos Energy Corp	1,425,829
155,089	Calpine Corp (a)	3,432,120
266,021	CenterPoint Energy Inc	6,232,872
35,438	Cleco Corp	1,932,789
125,888	Edison International	8,243,146
81,253	Entergy Corp	7,108,012
72,653	FirstEnergy Corp	2,832,740
186,797	Great Plains Energy Inc	5,306,903
12,265	MDU Resources Group Inc	288,227
51,554	OGE Energy Corp	1,829,136
55,826	PNM Resources Inc	1,654,124
26,399	PPL Corp	959,076
196,857	Public Service Enterprise Group Inc	8,151,848
28,177	Sempra Energy	3,137,791
18,730	UGI Corp	711,365

		61,833,014

TOTAL COMMON STOCK — 99.50% (Cost $513,418,285)		$557,157,421

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.90%
$ 516,674	Undivided interest of 11.72% in a repurchase agreement (principal amount/value $4,409,707 with a maturity value of $4,409,727) with Morgan Stanley & Co LLC, 0.08%, dated 12/31/14 to be repurchased at $516,674 on 1/2/15 collateralized by various U.S. Government Agency securities, 2.32% - 9.50%, 7/1/15 - 12/1/44, with a value of $4,497,901. (c)	516,674

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 2,528,404	Undivided interest of 13.64% in a repurchase agreement (principal amount/value $18,535,607 with a maturity value of $18,535,710) with Scotia Capital (USA) Inc, 0.10%, dated 12/31/14 to be repurchased at $2,528,404 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.13%, 2/9/15 - 5/15/40, with a value of $18,906,436. (c)	$2,528,404

2,528,404	Undivided interest of 2.91% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $2,528,404 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (c)	2,528,404

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 2,528,404	Undivided interest of 3.01% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $2,528,404 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (c)	$2,528,404

2,528,404	Undivided interest of 6.76% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $2,528,404 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (c)	2,528,404

		10,630,290

TOTAL SHORT TERM INVESTMENTS — 1.90% (Cost $10,630,290)		$10,630,290

TOTAL INVESTMENTS — 101.40% (Cost $524,048,575)		$567,787,711

OTHER ASSETS & LIABILITIES, NET — (1.40)%		$(7,841,844)

TOTAL NET ASSETS — 100.00%		$559,945,867

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2014.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Goldman Sachs Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $10,347,476 of securities on loan)(a)	$557,157,421
Repurchase agreements, fair value(b)	10,630,290
Cash	3,295,113
Subscriptions receivable	347,794
Dividends receivable	812,187

Total Assets	572,242,805

LIABILITIES:
Payable to investment adviser	642,297
Payable upon return of securities loaned	10,630,290
Redemptions payable	1,024,351

Total Liabilities	12,296,938

NET ASSETS	$559,945,867

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,633,487
Paid-in capital in excess of par	497,442,729
Net unrealized appreciation	43,739,136
Accumulated net realized gain	14,130,515

NET ASSETS	$559,945,867

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	46,334,867
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.08

(a) Cost of investments	$513,418,285
(b) Cost of repurchase agreements	$10,630,290

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Goldman Sachs Mid Cap Value Fund
INVESTMENT INCOME:
Interest	$1,394
Income from securities lending	135,637
Dividends	10,804,708
Foreign withholding tax	(2,932)

Total Income	10,938,807

EXPENSES:
Management fees	6,955,756

Total Expenses	6,955,756

NET INVESTMENT INCOME	3,983,051

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	82,398,250
Net realized gain on futures contracts	2,114,011

Net Realized Gain	84,512,261

Net change in unrealized depreciation on investments	(3,569,017)

Net Realized and Unrealized Gain	80,943,244

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,926,295

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Goldman Sachs Mid Cap Value Fund
OPERATIONS:
Net investment income	$3,983,051	$3,240,518
Net realized gain	84,512,261	90,460,332
Net change in unrealized appreciation (depreciation)	(3,569,017)	24,291,416

Net Increase in Net Assets Resulting from Operations	84,926,295	117,992,266

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(64,855,659)	(68,325,340)
From net realized gains	(21,704,909)	(18,142,520)

Total Distributions	(86,560,568)	(86,467,860)

CAPITAL SHARE TRANSACTIONS:
Shares sold	81,431,017	225,325,990
Shares issued in reinvestment of distributions	86,560,568	86,467,860
Shares redeemed	(142,255,866)	(126,708,272)

Net Increase in Net Assets Resulting from Capital Share Transactions	25,735,719	185,085,578

Total Increase in Net Assets	24,101,446	216,609,984

NET ASSETS:
Beginning of year	535,844,421	319,234,437

End of year	$559,945,867	$535,844,421

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	6,380,240	17,375,293
Shares issued in reinvestment of distributions	6,963,467	7,070,855
Shares redeemed	(10,814,861)	(9,871,359)

Net Increase	2,528,846	14,574,789

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Goldman Sachs Mid Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$12.23		$10.92		$9.77		$9.76	$8.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.10	(a)	0.16	(a)	0.08	0.09
Net realized and unrealized gain	1.90		3.54		1.34		0.01	1.71

Total From Investment Operations	1.99		3.64		1.50		0.09	1.80

LESS DISTRIBUTIONS:
From net investment income	(1.60)		(1.83)		(0.09)		(0.08)	(0.09)
From net realized gains	(0.54)		(0.50)		(0.26)		–	–

Total Distributions	(2.14)		(2.33)		(0.35)		(0.08)	(0.09)

NET ASSET VALUE, END OF YEAR	$12.08		$12.23		$10.92		$9.77	$9.76

TOTAL RETURN(b)	16.10%		33.66%		15.47%		0.92%	22.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$559,946		$535,844		$319,234		$149,044	$176,027
Ratio of expenses to average net assets	1.25%		1.25%		1.25%		1.25%	1.25%
Ratio of net investment income to average net assets	0.72%		0.76%		1.46%		1.00%	1.05%
Portfolio turnover rate	226%		225%		147%		55%	53%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2014

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$557,157,421	$—	$—	$557,157,421
Short Term Investments	—	10,630,290	—	10,630,290

Total Assets	$557,157,421	$10,630,290	$0	$567,787,711

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability

Annual Report - December 31, 2014

to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary income	$64,855,659	$68,325,340
Long-term capital gain	21,704,909	18,142,520

	$86,560,568	$86,467,860

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$60,872,608	$(60,872,608)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$8,011,202
Undistributed long-term capital gains	7,018,745
Capital loss carryforwards	–
Post-October losses	–
Net unrealized appreciation	42,839,704

Tax composition of capital	$57,869,651

Annual Report - December 31, 2014

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$524,948,007

Gross unrealized appreciation on investments	52,410,559
Gross unrealized depreciation on investments	(9,570,855)

Net unrealized appreciation on investments	$42,839,704

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $1,227,045,590 and $1,269,465,247, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2014

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $10,347,476 and received collateral of $10,630,290 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 10% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Goldman Sachs Mid Cap Value Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Goldman Sachs Mid Cap Value Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015